Net Gains or Losses on Financial Assets_Liabilities at Fair Value Through Profit or Loss_Net Gains Or Losses On Financial Instruments Held For Tradings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Net Gains Or Losses On Financial Instrument Sheld For Trading	₩ 1,470,970	₩ 372,093	₩ 255,730
Description Of Nature Of Gains Losses On Financial Instruments Held For Trading	Net gain or loss from financial instruments held for trading includes interest income, dividend income and gains or losses arising from changes in the fair values, sales and redemptions.	Net gain or loss from financial instruments held for trading includes interest income, dividend income and gains or losses arising from changes in the fair values, sales and redemptions.	Net gain or loss from financial instruments held for trading includes interest income, dividend income and gains or losses arising from changes in the fair values, sales and redemptions.
Gains related to financial instruments held for trading
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	₩ 11,036,319	₩ 6,553,372	₩ 4,053,382
Gains related to financial instruments held for trading | Financial assets held for trading
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	1,263,175	577,859	439,064
Gains related to financial instruments held for trading | Debt securities
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	717,006	457,570	376,738
Gains related to financial instruments held for trading | Equity securities
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	546,169	120,289	62,326
Gains related to financial instruments held for trading | Derivatives held for trading
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	9,743,309	5,875,029	3,542,307
Gains related to financial instruments held for trading | Interest rate
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	1,753,449	1,162,058	1,007,933
Gains related to financial instruments held for trading | Currency
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	5,777,818	3,751,706	2,326,371
Gains related to financial instruments held for trading | Stock or stock index
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	2,094,667	899,185	179,570
Gains related to financial instruments held for trading | Credit
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	76,700	52,988	25,402
Gains related to financial instruments held for trading | Commodity
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	17,278	4,284	1,279
Gains related to financial instruments held for trading | Other
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	23,397	4,808	1,752
Gains related to financial instruments held for trading | Financial liabilties held for trading
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	29,726	100,246	69,844
Gains related to financial instruments held for trading | Other financial instruments
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Gains Related To Financial Instrument Sheld For Trading	109	238	2,167
Losses related to financial instruments held for trading
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	9,565,349	6,181,279	3,797,652
Losses related to financial instruments held for trading | Financial assets held for trading
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	669,370	379,812	110,638
Losses related to financial instruments held for trading | Debt securities
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	315,506	265,760	65,939
Losses related to financial instruments held for trading | Equity securities
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	353,864	114,052	44,699
Losses related to financial instruments held for trading | Derivatives held for trading
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	8,837,595	5,702,270	3,553,675
Losses related to financial instruments held for trading | Interest rate
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	1,625,541	1,164,423	1,036,573
Losses related to financial instruments held for trading | Currency
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	5,661,323	3,827,928	2,224,261
Losses related to financial instruments held for trading | Stock or stock index
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	1,445,714	658,832	269,401
Losses related to financial instruments held for trading | Credit
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	76,483	46,251	21,974
Losses related to financial instruments held for trading | Commodity
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	8,481	3,545	1,127
Losses related to financial instruments held for trading | Other
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	20,053	1,291	339
Losses related to financial instruments held for trading | Financial liabilties held for trading
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	58,267	99,024	131,125
Losses related to financial instruments held for trading | Other financial instruments
Gains Losses On Financial Instruments Held For Trading Line Items [Line Items]
Losses Related To Financial Instrument Sheld For Trading	₩ 117	₩ 173	₩ 2,214